Stockholders' Equity (Details Narrative) - USD ($)		12 Months Ended
	Jun. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Equity [Abstract]
Number of units authorized				400
Number of units issued				365
Number of units outstanding				365
Conversion of units into shares, shares	6,582,737
Shares issued price per share	$ 0.001
Number of shares issued during period, shares			2,524,885
Number of shares issued during period, value			$ 1,050,000
Number of shares issued during period for services, shares		90,174	360,698
Number of shares issued during period for services, value		$ 37,500	$ 150,000